Other investments - Financial assets measured at FVTPL (Details)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Other investments
Non-current	¥ 90,603,000	¥ 73,870,000
Investment in an unlisted enterprise
Other investments
Non-current		73,870,000	$ 10,409,000
Financial assets measured at FVTPL
Other investments
Current	252,866,000	205,329,000		¥ 210,523,000
Financial assets measured at FVTPL | Investment in an unlisted limited partnership enterprise
Other investments
Non-current	90,603,000	73,870,000		0
Financial assets measured at FVTPL | Investments in trust investment schemes
Other investments
Current	202,866,000	¥ 205,329,000		208,649,000
Financial assets measured at FVTPL | Investment in a wealth management product
Other investments
Current	¥ 50,000,000			0
Financial assets measured at FVTPL | Others
Other investments
Current				¥ 1,874,000